Warrants and other derivative financial liabilities - Components (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Warrants and other derivative financial liabilities
Warrants	€ 195,783	€ 205,013	€ 292,044	€ 26,267
Reorganization Warrants
Warrants and other derivative financial liabilities
Warrants	1,510	2,854
RDO & 2022 PIPE Warrants
Warrants and other derivative financial liabilities
Warrants	17,980	29,590
May 2023 Warrants
Warrants and other derivative financial liabilities
Warrants	118,562	170,505
2023 PIPE Warrants
Warrants and other derivative financial liabilities
Warrants	464	€ 2,064
2024 Public Offering Warrants
Warrants and other derivative financial liabilities
Warrants	20,081
2024 PIPE Warrants
Warrants and other derivative financial liabilities
Warrants	39,703
2024 PIPE Warrants - Day one loss
Warrants and other derivative financial liabilities
Warrants	(8,996)
May 2024 Prefunded Warrants
Warrants and other derivative financial liabilities
Warrants	17,791
May 2024 Prefunded Warrants - Day one loss
Warrants and other derivative financial liabilities
Warrants	€ (11,312)